UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-844-1440

Date of fiscal year end:

3/31

Date of reporting period: 6/30/07

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
SBG Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2007

		Market
Security	Shares	Value
COMMON STOCK - 8.62%
Beverages - 0.11%
Glacier Water Services, Inc.-Pfd, 9.06%	470	$ 11,774

Chemicals - 0.21%
Hawkins, Inc.	1,500	23,175

Electronics - 0.91%
Badger Meter, Inc.	3,500	98,910

Environmental Control - 0.43%
Calgon Carbon Corp.*	4,000	46,400

Healthcare - Products - 0.78%
Cantel Medical Corp.*	5,000	85,050

Machinery - Diversified - 1.32%
Gorman-Rupp Co.	4,500	143,370

Metal Fabricate - 0.80%
Mueller Water Products, Inc.	2,000	34,120
Northwest Pipe Co.*	1,500	53,355
		87,475

Water - 4.06%
American States Water Co.	2,500	88,925
Aqua America, Inc.	3,000	67,470
BIW, Ltd.	1,500	34,050
California Water Services Group	2,500	93,725
Consolidated Water Co., Inc.	1,500	43,965
SJW Corp.	1,500	49,950
Southwest Water Co.	5,000	63,850
		441,935

TOTAL COMMON STOCK
(Cost - $897,602)		938,089

The Santa Barbara Group of Mutual Funds
SBG Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2007

SHORT TERM INVESTMENT - 91.72%
Bank of New York Hamilton Fund- Premier Shares, 4.93% (a)	9,971,097	$ 9,971,097
(Cost - $9,971,097)

Total Investments - 100.34%
(Cost - $10,868,699)		10,909,186
Liabilities Less Other Assets - (0.34%)		(37,838)
NET ASSETS - 100.00%		$ 10,871,348

*Non-income producing security
(a) Rate shown is the rate in effect at June 30, 2007

At June 30, 2007, net unrealized appreciation on investment
securities was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 41,276
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(789)
Net unrealized appreciation		$ 40,487

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2007

		Market
Security	Shares	Value
COMMON STOCK - 48.20%
Aerospace - 0.97%
General Dynamics Corp.	1,600	$ 125,152

Banks - 1.51%
CVB Financial Corp.	6,400	71,168
Sierra Bancorp	2,000	56,400
TriCo Bancshares	3,000	67,080
		194,648
Beverages - 2.22%
Anheuser-Busch Companies, Inc.	3,000	156,480
PepsiCo, Inc.	2,000	129,700
		286,180
Building Services - 1.11%
Masco Corp.	5,000	142,350

Chemicals - 1.88%
Ecolab, Inc.	3,000	128,100
Valspar Corp.	4,000	113,640
		241,740
Commercial Services - 3.78%
Macquarie Infrastructure Co.	7,000	290,360
Paychex, Inc.	5,000	195,600
		485,960
Conglomerates - 2.38%
General Electric Co.	8,000	306,240

Consumer Products - 1.61%
Kimberly-Clark Corp.	3,100	207,359

Food - 3.60%
H. J. Heinz Co.	3,000	142,410
Hershey Foods Corp.	1,000	50,620
Kraft Foods, Inc.	3,000	105,750
Sysco Corp.	3,300	108,867
William Wrigley Jr. Co.	1,000	55,310
		462,957

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2007

		Market
Security	Shares	Value
Insurance - 3.15%
21st Century Holding Co.	15,000	$ 161,100
Aflac, Inc.	1,500	77,100
Arthur J. Gallagher & Co.	6,000	167,280
		405,480
Investment Management - 1.21%
T. Rowe Price Group, Inc.	3,000	155,670

Medical - 5.70%
Abbott Laboratories	4,000	214,200
Eli Lilly and Co.	2,500	139,700
Johnson & Johnson	4,000	246,480
Roche Holding AG - ADR	1,500	133,037
		733,417
Office Supplies - 1.03%
Avery Dennison Corp.	2,000	132,960

Oil & Gas - 7.44%
ChevronTexaco Corp.	2,500	210,600
Enerplus Resources Fund	4,000	188,320
Exxon Mobil Corp.	2,000	167,760
Pengrowth Energy Trust - Class A	10,000	190,900
Penn West Energy Trust	6,000	200,220
		957,800
Retail - Building Products - 1.19%
Lowe's Companies, Inc.	5,000	153,450

Retail - Restaurants - 2.17%
McDonalds Corp.	5,500	279,180

Semiconductor - 2.04%
Intel Corp.	4,000	95,040
Maxim Integrated Products, Inc.	5,000	167,050
		262,090
Software - 0.92%
Microsoft Corp.	4,000	117,880

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2007

		Market
Security	Shares	Value
Telecommunications - 1.35%
Qualcomm, Inc.	4,000	$ 173,560

Transportation - 2.27%
United Parcel Service, Inc. - Class B	4,000	292,000

U.S Government Agency-0.67%
Freddie Mac, Pfd, 5%	2,000	86,200

TOTAL COMMON STOCK
(Cost - $5,632,016)		6,202,273

REAL ESTATE INVESTMENT TRUSTS- 21.12%
Apartments - 1.49%
Apartment Investment & Management Co. - Pfd, 7.75%	5,300	135,680
Education Realty Trust, Inc.	4,000	56,120
		191,800
Diversified - 5.85%
Entertainment Properties Trust - Conv Pfd, 5.75%	7,500	173,438
Gladstone Commericial Corp.	5,000	98,000
Investors Real Estate Trust	11,000	113,630
Lexington Realty Trust	4,000	83,200
Lexington Realty Trust - Conv Pfd, 6.50%	6,000	284,700
		752,968
Health Care - 4.34%
Health Care REIT, Inc. - Conv Pfd, 7.50%	7,200	214,272
Medical Properties Trust, Inc.	14,700	194,481
Nationwide Health Properties, Inc.	4,000	108,800
Senior Housing Property Trust	2,000	40,700
		558,253
Manufactured Homes - 2.25%
Sun Communities	4,000	119,080
UMH Properties, Inc.	12,000	170,280
		289,360
Office Property - 1.13%
HRPT Properties Trust	14,000	145,600

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2007
		Market
Security	Shares	Value
Single Tenants - 0.68%
National Retail Properties, Inc.	4,000	$ 87,440.00

Storage - 2.28%
Sovran Self Storage, Inc.	1,000	48,160
U-Store-It Trust	15,000	245,850
		294,010
Warehouse - 3.10%
First Industrial Realty Trust, Inc.	5,000	193,800
Monmouth Real Estate Investment Corp. - Class A	23,625	205,301
		399,101
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost - $2,808,480)		2,718,532
	Principal
	Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.95%
Fannie Mae, 4.00%, due 2/25/08 (a)	200,000	198,268
Fannie Mae, 2.65%, due 6/30/08	200,000	195,020
Fannie Mae, 4.25%, due 5/12/09	200,000	196,617
Fannie Mae, 4.01%, due 10/7/09	200,000	194,939
Fannie Mae, 5.625%, due 10/20/11	250,000	248,778
Fannie Mae, 4.00%, due 12/9/11	250,000	237,373
Fannie Mae, 5.40%, due 3/21/12	300,000	297,152
Federal Home Loan Bank, 3.50%, due 10/22/07	200,000	198,837
Federal Home Loan Bank, 5.00%, due 2/28/08	250,000	249,357
Federal Home Loan Bank, 4.50%, due 10/22/09 (a)	250,000	248,076
Federal Home Loan Bank, 4.73%, due 7/20/10	200,000	196,668
Federal Home Loan Bank, 5.625%, due 3/30/17	300,000	293,369
Freddie Mac, 3.25%, due 10/26/07	200,000	198,646
Freddie Mac, 5.75%, due 7/15/35	261,150	257,335
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,210,435
(Cost - $3,232,126)

U.S. TREASURY BONDS - 2.34%
U.S. Treasury TIP Bond, 1.875%, due 7/15/15	300,000	301,132
(Cost - $312,562)

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2007

		Market
Security	Shares	Value
SHORT TERM INVESTMENT - 5.56%
Bank of New York Hamilton Fund- Premier Shares, 4.93% (a)	715,261	$ 715,261
(Cost - $715,261)

Total Investments - 102.17%
(Cost - $12,700,445)		13,147,633
Liabilities Less Other Assets - (2.17)%		(279,395)
NET ASSETS - 100.00%		$ 12,868,238

ADR- American Depositary Receipt
REIT- Real Estate Investment Trust
TIP- Treasury Inflation Protected
(a) Rate shown is the rate in effect at June 30, 2007

At June 30, 2007, net unrealized appreciation on investment
securities was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 676,975
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(229,787)
Net unrealized appreciation		$ 447,188

Security Valuation – Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.  Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's adviser or sub-adviser ("Fair Value" Pricing), subject to review by the Board of Directors.  Some of the general factors that the adviser or sub-adviser should consider in determining a valuation method for an individual issue of securities for which no market quotations are readily available include, but shall not be limited to:  the fundamental analytical data relating to the investment; the nature and duration of restrictions (if any) on disposition of the securities; and evaluation of the forces that influence the market in which these securities are purchased or sold.

Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/ John P. Odell

       John P. Odell, Co-Chairman & Co-President

Date

8/29/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John P. Odell

        John P. Odell, Co-Chairman & Co-President

Date

8/29/2007

By (Signature and Title)

/s/ Steven W. Arnold

       Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date

8/29/2007